RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP Plans
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS	RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
The Master Trust holds shares of DTE Energy common stock; therefore, related transactions qualify as party-in-interest transactions.
At December 31, 2025 and 2024, the Master Trust held 4,522,710 and 4,729,105 shares, respectively of DTE Energy common stock with a fair value of $583,339 and $571,040 (in thousands), respectively. For the year ended December 31, 2025, the Master Trust received dividends on DTE Energy common stock of $20,020 (in thousands). For the year ended December 31, 2025, 1,114,539 shares of DTE Energy common stock were purchased for $148,396 (in thousands) and 1,320,934 shares were sold for $175,686 (in thousands).